Other Non-current Assets (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Oct. 30, 2009 ZIM item	Jun. 30, 2012 ZIM
Other Non-current Assets
Fair value of swaps	$ 3,534	$ 3,964
Notes receivable from ZIM	28,627	23,538
Other non-current assets	1,380	1,363
Total	$ 33,541	$ 28,865
Other Non-current Assets
Number of charterers whose charterparties were revised			1
Number of vessels whose charterparties were revised			6
Reduction in cash settlement (as a percent)			17.50%
Accrued interest rate on CENs (as a percent)				6.00%